Revenue (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of deferred revenue

The following table provides a summary of deferred revenue balances:

	December 31, 2025
	Current	Non-Current	Total
	$	$	$
Pharmanovia	-	999	999
NK Meditech Limited	-	50	50
Davimed GmbH	9	-	9
	9	1,049	1,058